Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,419	£ 1,157
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	70	71
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	778	149
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 571	£ 937